Allianz AGIC Opportunity Fund (First Prospectus Summary) | Allianz AGIC Opportunity Fund
Allianz AGIC Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Opportunity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.95%	none	0.01%	0.96%
Class P	1.05%	none	0.01%	1.06%
Administrative	0.95%	0.25%	0.01%	1.21%
Class D	1.05%	0.25%	0.01%	1.31%

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	98	306	531	1,178
Class P	108	337	585	1,294
Administrative	123	384	665	1,466
Class D	133	415	718	1,579

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 112%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your

Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the

Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion. The portfolio managers' investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider "growth" companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth,

asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a

potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different

industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in

non-U.S. securities (without limit in American Depositary Receipts

(ADRs)).

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency

Risk (non-U.S. securities markets and issuers may be more volatile,

smaller, less liquid, less transparent and subject to less

oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of

portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal

Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and

Class D performance would be lower than Institutional Class

performance because of the lower expenses paid by Institutional

Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the

Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under

"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                  -20.44%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 10/01/2001-12/31/2001    35.95%

Lowest 07/01/2001-09/30/2001    -30.90%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	18.93%	5.73%	4.03%	12.53%	Feb. 24, 1984
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	18.93%	4.95%	3.64%	10.18%	Feb. 24, 1984
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	12.31%	4.62%	3.34%	10.06%	Feb. 24, 1984
Class P	Class P - Before Taxes	18.79%	5.62%	3.92%	12.42%	Feb. 24, 1984
Administrative	Administrative Class - Before Taxes	18.67%	5.48%	3.78%	12.28%	Feb. 24, 1984
Class D	Class D - Before Taxes	18.52%	5.33%	3.63%	12.15%	Feb. 24, 1984
Russell 2000 Growth Index	Russell 2000 Growth Index	29.09%	5.30%	3.78%	7.30%	Feb. 24, 1984
Lipper Small-Cap Growth Funds Average	Lipper Small-Cap Growth Funds Average	27.62%	4.21%	3.47%	9.87%	Feb. 24, 1984